CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 33	$ 30	$ 46	$ 39	$ 28	$ 34	$ 16	$ 8	$ 4	$ 57	$ 67	$ 143	$ 62	$ 53
Other comprehensive income (loss):
Unrealized investment gain (loss)	4			(3)						13	(1)	(5)	0	(1)
Less: effect of income taxes	2			(1)						5	0	(2)	0	0
Other comprehensive income (loss), net of tax	2			(2)						8	(1)	(3)	0	(1)
Comprehensive income	$ 35			$ 37						$ 65	$ 66	$ 140	$ 62	$ 52